Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Focused Dynamic Growth Fund
Issuer	Argenx SE
Ticker/Sedol	ARGX (04016X101)
Principal Amount (US$)	$528,900,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$2,198,830
Amount Purchased (Foreign$)	N/A
Trade Date	05/28/2020
Price (US$)	205.00
Price-Foreign	N/A
Underwriter	JP Morgan Securities LLC
Other Syndicate Members:	BOFA Securities, Cowen & Co, JMP Securities, Stifel Nicholas Capital, Wedbush Pac Grow Lifesciences, Nomura International
Underwriting Spread	6.00%
Currency	USD